Summary of Principal Accounting Policies (Details) $ in Thousands						6 Months Ended				8 Months Ended	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Oct. 26, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2021 CNY (¥) shares	Jul. 22, 2020	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Aug. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Mar. 31, 2023 USD ($)	Oct. 01, 2022 CNY (¥)	Sep. 30, 2022 USD ($) shares
Summary of Principal Accounting Policies (Details) [Line Items]
Accumulated deficits	¥ (3,601,992,000)		¥ (3,558,667,000)	¥ (4,378,690,000)		¥ (3,601,992,000)					¥ (3,558,667,000)		¥ (4,378,690,000)			$ (524,492)		$ (500,270)
Net cash used in operating activities						(25,478,000)	$ (3,713)	¥ (27,545,000)			(39,589,000)	$ (5,565)	(109,661,000)	¥ 54,841,000
Working capital	848,038,000		597,242,000	2,170,955,000		¥ 848,038,000					597,242,000		2,170,955,000
Total amount of declared effective		¥ 300,000,000
Impairment charges													199,575,000	846,766,000
Rental incentives				5,695,000									5,695,000	12,921,000
Approximately percentage						5.00%	5.00%				5.00%	5.00%
Rental expenses										¥ 100,962,000	¥ 539,487,000		642,354,000	813,773,000
Deferred rent current
Deferred rent non-current
Advertising expenses incurred														10,773,000
Total expenses											1,349,000		¥ 3,383,000	18,283,000
Share issued (in Shares) | shares				77,250,000									77,250,000
Treasury Shares				¥ 5,000
Share based compensation expenses						¥ 2,307,000		¥ 399,000			9,771,000	$ 1,374	¥ 15,806,000	16,045,000
Right-of-use assets	417,556,000					417,556,000										$ 60,801	¥ 627,000,000
Operating lease liabilities	¥ 417,556,000					417,556,000											¥ 627,000,000
Net cash used in operating activities						¥ 25,478,000
Number of available rental units decreased, percentage	48.50%					48.50%		48.50%	48.50%							48.50%
Costs and expenses						¥ 242,357,000	$ 35,291	¥ 553,262,000			896,204,000	125,988	1,435,869,000	2,708,740,000
Net loss						(43,325,000)	(6,309)	(243,224,000)			819,980,000	115,269	(569,202,000)	(1,533,641,000)
Loss from operation decreased						(42,687,000)	(6,216)	(189,048,000)			(243,871,000)	(34,285)	(399,663,000)	(1,500,777,000)
Impairment amount						10,474,000	$ 1,525	¥ 100,156,000			100,156,000	$ 14,080	199,575,000	846,766,000
Impairment for right-of-use lease assets
Convertible Notes Payable [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Issuance of convertible notes														¥ 49,251,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Long-Term Revenue Growth Rate [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Fair value measurement														3	3
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Fair value measurement														11	11
Trademarks [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Impairment charges											70,606,000
Trademarks [Member] | FLJ Group Ltd [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Impairment charges											70,606,000
Apartment Rental Contracts [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Impairment charges											29,550,000
Rental agreements percentage						0.00%	0.00%	0.00%	0.00%
Rental fee percentage						0.00%	0.00%
Discount rate percentage	11.00%					11.00%		11.00%	11.00%							11.00%
Apartment Rental Contracts [Member] | FLJ Group Ltd [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Impairment charges											29,550,000
Fair Value, Nonrecurring [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Impairment charges														¥ 313,354,000
Impairment charges													¥ 199,575,000
Fair Value, Nonrecurring [Member] | Trademarks [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Impairment charges														108,071,000
Fair Value, Nonrecurring [Member] | Apartment Rental Contracts [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Impairment charges														425,341,000
Rendering services [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Value added taxes			6.00%								6.00%							6.00%
Rental business [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Value added taxes			9.00%								9.00%							9.00%
Sales of goods, education surtax and urban maintenance and construction tax [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Value added taxes			13.00%								13.00%							13.00%
Rental Contracts [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Number of rental unit	28,400					28,400		55,177	55,177							28,400
Loss from operation decreased						¥ 42,700,000		¥ 189,000,000
Spousal Consent Letters [Member] | Shanghai Qingke Ecommerce Co Ltd [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Equity interest											10.47%	10.47%
Share Repurchase [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Cash payment														¥ 248,859,000
Share Repurchase [Member] | Common Stock [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Repurchased ordinary shares (in Shares) | shares														77,250,000	77,250,000
Share Repurchase [Member] | Convertible Notes Payable [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Issuance of convertible notes | $															$ 7,232
Great Alliance Co Living Limited And Affiliates [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Acquire assets					72,000	72,000	72,000				72,000	72,000
Rental agreements percentage													3.00%
Rental fee percentage													3.00%
Discount rate percentage				11.00%									11.00%
Great Alliance Co Living Limited And Affiliates [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Rental agreements percentage											0.00%	0.00%	8.00%	8.00%	8.00%
Rental fee percentage											0.00%	0.00%
Discount rate percentage			11.00%	11.00%							11.00%		11.00%	11.00%				11.00%
Great Alliance Co Living Limited And Affiliates [Member] | Rental Contracts [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Acquire assets					72,000
Minimum [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Tax benefit	50.00%		50.00%			50.00%					50.00%					50.00%		50.00%
Minimum [Member] | Exclusive Technology Service Agreement [Member] | Shanghai Qingke Ecommerce Co Ltd [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Fees equivalent											100.00%	100.00%
Maximum [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Rental discount											¥ 200,000
Shanghai Huarui Bank [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Treasury shares (in Shares) | shares											77,100,000	77,100,000	77,100,000
Shanghai Huarui Bank [Member] | Pledge With S H R B [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Treasury shares (in Shares) | shares				77,100,000									77,100,000
Covid nineteen [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Operating cost and expenses decreased, percentage						56.20%	56.20%
Costs and expenses						¥ 242,400,000	$ 35,300	553,300,000	$ 87,300
Percentage of net loss						82.20%	82.20%
Net loss						¥ 43,300,000	$ 6,300	243,200,000	$ 38,400
Tenants Who Prepay Rent Of At Lease First Six Months Of Lease Term [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Rental discount											5.00%	5.00%
Tenants Who Prepay Rent Of At Lease First Twelve Months Of Lease Term [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Rental discount											10.00%	10.00%
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Net cash used in operating activities						¥ 1,000	$ 0	¥ (10,773,000)			¥ (16,087,000)	$ (2,261)	¥ (108,705,000)	¥ 72,293,000
Percentage of revenues								0.40%	0.40%		0.30%	0.30%	17.00%	80.00%	80.00%
Percentage of total assets	2.00%		9.00%								9.00%	9.00%	42.00%
Percentage of total liabilities	7.00%		12.00%								12.00%	12.00%	57.00%
Net loss						¥ (221,000)	$ (32)	¥ (41,909,000)			¥ (43,940,000)	$ (6,177)	¥ (375,470,000)	¥ (1,491,565,000)
Leasehold Improvements [Member]
Summary of Principal Accounting Policies (Details) [Line Items]
Outstanding balances